SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2024		2023		2022
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	413,995	$5.44	487,839	$5.96	675,986	$7.99
Granted	-	$-	-	$-	-	$-
Forfeited	(353,745)	$5.35	(72,480)	$9.04	(139,494)	$16.08
Exercised	(250)	$5.16	(1,364)	$0.03	(48,653)	$5.01

Outstanding at end of year	60,000	$5.94	413,995	$5.44	487,839	$5.96

Exercisable at end of year	60,000	$5.94	413,995	$5.44	487,839	$5.96

Vested and expected to vest	60,000	$5.94	413,995	$5.44	487,839	$5.96

Summary of Restricted Stock Unit Activity
	Year ended December 31,
	2024		2023
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	2,263,699	$4.95	2,255,620	$8.52
Granted	2,531,837	$2.44	1,330,500	$2.47
Vested	(1,153,804)	$2.21	(1,005,532)	$2.19
Forfeited	(594,291)	$3.47	(316,889)	$2.38

Unvested at end of year	3,047,441	$2.69	2,263,699	$4.95